SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Revenues by Geographical Areas
Revenues:

	Year ended December 31,
	2016	2017	2018

North America (*)	$147,209	$220,124	$316,446
Europe	77,465	110,419	159,768
Latin America	25,904	36,816	46,232
Asia and others	39,524	58,277	81,258

	$290,103	$425,636	$603,704

(*) Include revenue from USA in amount of 131,796, 192,153 and 278,784 for 2016, 2017 and 2018 respectively.

Schedule of Long-lived Assets by Geographical Areas	Long-lived assets:
	December 31,
	2017	2018

Israel	$12,326	$17,581
Europe	613	699
North America	3,262	3,667

	$16,201	$21,947